Trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Current liabilities
Trade payables	€ 433.4	€ 409.2
Accruals and deferred income	132.1	213.8
Current trade payables, relating to trade terms	154.5	112.4
Social security and other taxes	34.7	33.9
Other payables	19.9	21.7
Financial payables	20.3	38.1
Total current trade and other payables	794.9	829.1
Non-current liabilities
Accruals and deferred income	0.4	0.5
Total non-current trade and other payables	0.4	0.5
Total trade and other payables	€ 795.3	€ 829.6